T. ROWE PRICE Mid-Cap Growth Fund
March 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 95.7%
COMMUNICATION SERVICES 3.6%
Entertainment 1.9%
Liberty Media-Liberty Formula One, Class C (1) 4,693,000 351,177
Spotify Technology (1) 1,500,000 200,430
551,607
Interactive Media & Services 0.2%
Match Group (1) 1,246,700 47,861
47,861
Media 1.5%
Trade Desk, Class A (1) 7,148,300 435,403
435,403
Total Communication Services 1,034,871
CONSUMER DISCRETIONARY 11.2%
Automobile Components 0.1%
Mobileye Global, Class A (1) 493,030 21,333
21,333
Diversified Consumer Services 0.5%
Bright Horizons Family Solutions (1) 1,500,000 115,485
Clear Secure, Class A  1,695,500 44,371
159,856
Hotels, Restaurants & Leisure 5.6%
Caesars Entertainment (1) 850,000 41,489
Chipotle Mexican Grill (1) 99,900 170,658
Domino's Pizza  850,000 280,389
Hilton Worldwide Holdings  3,100,000 436,697
MGM Resorts International  10,325,000 458,636
Vail Resorts  549,400 128,384
Yum! Brands  747,900 98,783
1,615,036
Specialty Retail 4.7%
Bath & Body Works  4,500,000 164,610
Burlington Stores (1) 2,742,900 554,340
Five Below (1) 1,098,300 226,217
O'Reilly Automotive (1) 274,800 233,300
Ross Stores  1,625,000 172,461
1,350,928
Textiles, Apparel & Luxury Goods 0.3%
Lululemon Athletica (1) 184,651 67,248

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
On Holding, Class A (1) 400,000 12,412
79,660
Total Consumer Discretionary 3,226,813
CONSUMER STAPLES 4.1%
Beverages 0.4%
Boston Beer, Class A (1) 325,000 106,828
106,828
Consumer Staples Distribution & Retail 2.8%
Casey's General Stores  1,248,300 270,207
Dollar General  1,000,000 210,460
Dollar Tree (1) 2,400,000 344,520
825,187
Food Products 0.5%
TreeHouse Foods (1) 2,753,310 138,849
138,849
Household Products 0.4%
Reynolds Consumer Products  3,960,700 108,919
108,919
Total Consumer Staples 1,179,783
ENERGY 3.2%
Oil, Gas & Consumable Fuels 3.2%
Cheniere Energy  1,197,600 188,742
Coterra Energy  5,750,000 141,105
Devon Energy  1,497,900 75,809
EQT  1,750,000 55,842
Pioneer Natural Resources  1,450,000 296,148
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $4,038 (1)(2)(3) 1,337 22,901
Venture Global LNG, Series C, Acquisition Date: 10/16/17 -
3/8/18, Cost $33,184 (1)(2)(3) 9,021 154,515
Total Energy 935,062
FINANCIALS 7.5%
Capital Markets 4.6%
Cboe Global Markets  400,000 53,696
Intercontinental Exchange  2,500,000 260,725
KKR  6,504,600 341,622
MarketAxess Holdings  735,000 287,598
Raymond James Financial  992,700 92,589
Tradeweb Markets, Class A  3,611,600 285,389
1,321,619

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Financial Services 1.3%
FleetCor Technologies (1) 1,743,500 367,617
367,617
Insurance 1.6%
Assurant  2,196,600 263,746
Axis Capital Holdings  2,000,000 109,040
Kemper  1,000,000 54,660
Markel (1) 33,000 42,154
469,600
Total Financials 2,158,836
HEALTH CARE 24.5%
Biotechnology 4.6%
Alnylam Pharmaceuticals (1) 1,500,000 300,480
Apellis Pharmaceuticals (1) 1,200,000 79,152
Argenx, ADR (1) 349,700 130,291
Ascendis Pharma, ADR (1) 900,000 96,498
CRISPR Therapeutics (1) 1,200,000 54,276
Exact Sciences (1) 1,447,000 98,121
Horizon Therapeutics (1) 1,500,000 163,710
Ionis Pharmaceuticals (1) 4,748,900 169,726
Karuna Therapeutics (1) 500,000 90,820
Seagen (1) 800,000 161,976
1,345,050
Health Care Equipment & Supplies 9.5%
Alcon  3,135,800 221,199
Cooper  949,800 354,617
DENTSPLY SIRONA  2,496,700 98,070
Enovis (1) 3,249,200 173,800
Hologic (1) 10,747,500 867,323
ICU Medical (1) 860,200 141,899
Novocure (1) 749,800 45,093
QuidelOrtho (1) 1,994,800 177,717
Teleflex (4) 2,593,500 656,960
2,736,678
Health Care Providers & Services 1.5%
Acadia Healthcare (1) 3,599,100 260,035
agilon health (1) 1,319,729 31,343
Molina Healthcare (1) 575,000 153,807
445,185
Health Care Technology 1.6%
Doximity, Class A (1) 1,994,700 64,588

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Veeva Systems, Class A (1) 2,197,000 403,787
468,375
Life Sciences Tools & Services 6.1%
Agilent Technologies  4,593,100 635,409
Avantor (1) 16,750,000 354,095
Bruker  6,175,000 486,837
West Pharmaceutical Services  800,796 277,452
1,753,793
Pharmaceuticals 1.2%
Catalent (1) 5,142,500 337,914
337,914
Total Health Care 7,086,995
INDUSTRIALS & BUSINESS SERVICES 17.0%
Aerospace & Defense 2.6%
BWX Technologies  1,746,600 110,106
Textron  9,049,105 639,138
749,244
Commercial Services & Supplies 0.4%
Waste Connections  798,900 111,103
111,103
Electrical Equipment 0.2%
Shoals Technologies Group, Class A (1) 2,482,500 56,576
56,576
Ground Transportation 1.5%
JB Hunt Transport Services  2,496,300 438,001
438,001
Industrial Conglomerates 1.0%
Roper Technologies  644,300 283,937
283,937
Machinery 5.2%
Esab  3,127,582 184,747
Fortive  5,978,100 407,527
IDEX  996,300 230,175
Ingersoll Rand  11,982,400 697,136
1,519,585
Passenger Airlines 1.0%
Southwest Airlines  8,983,000 292,307
292,307
Professional Services 4.6%
Broadridge Financial Solutions  1,098,500 161,007

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
CoStar Group (1) 3,690,600 254,098
Equifax  1,849,500 375,152
Leidos Holdings  350,000 32,221
TransUnion  4,000,000 248,560
Verisk Analytics  1,392,300 267,127
1,338,165
Trading Companies & Distributors 0.5%
United Rentals  398,900 157,869
157,869
Total Industrials & Business Services 4,946,787
INFORMATION TECHNOLOGY 19.5%
Electronic Equipment, Instruments & Components 3.4%
Amphenol, Class A  2,722,800 222,507
Cognex  2,493,600 123,558
Corning  1,999,500 70,542
Keysight Technologies (1) 2,581,800 416,909
Littelfuse  208,872 55,997
National Instruments  1,750,000 91,718
981,231
IT Services 0.2%
MongoDB (1) 249,500 58,163
58,163
Semiconductors & Semiconductor Equipment 6.9%
KLA  699,900 279,379
Lattice Semiconductor (1) 2,100,000 200,550
Marvell Technology  12,983,100 562,168
Microchip Technology  11,000,000 921,580
NXP Semiconductors  249,700 46,563
2,010,240
Software 9.0%
Atlassian, Class A (1) 749,800 128,343
BILL Holdings (1) 925,000 75,055
Black Knight (1) 4,000,000 230,240
CCC Intelligent Solutions Holdings (1) 14,713,400 131,979
Confluent, Class A (1) 998,400 24,031
Crowdstrike Holdings, Class A (1) 1,847,500 253,588
Fair Isaac (1) 400,000 281,076
Fortinet (1) 7,750,000 515,065
HashiCorp, Class A (1) 498,400 14,598
Palo Alto Networks (1) 375,000 74,903
Paylocity Holding (1) 1,150,000 228,597
PTC (1) 2,000,000 256,460

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Synopsys (1) 1,000,000 386,250
2,600,185
Total Information Technology 5,649,819
MATERIALS 5.1%
Chemicals 0.6%
RPM International  1,996,000 174,131
174,131
Construction Materials 1.1%
Martin Marietta Materials  870,800 309,186
309,186
Containers & Packaging 3.4%
Avery Dennison  1,888,200 337,855
Ball  7,472,800 411,826
Sealed Air  5,306,900 243,640
993,321
Total Materials 1,476,638
Total Common Stocks (Cost $18,118,441) 27,695,604
CONVERTIBLE PREFERRED STOCKS 0.4%
CONSUMER STAPLES 0.0%
Consumer Staples Distribution & Retail 0.0%
Maplebear DBA Instacart, Series E, Acquisition Date: 11/19/21,
Cost $57,556 (1)(2)(3) 478,699 17,712
Maplebear DBA Instacart, Series I, Acquisition Date: 2/26/21,
Cost $9,259 (1)(2)(3) 74,070 2,741
Total Consumer Staples 20,453
HEALTH CARE 0.1%
Biotechnology 0.1%
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $26,556 (1)(2)(3) 3,278,524 21,573
Total Health Care 21,573
INFORMATION TECHNOLOGY 0.1%
Software 0.1%
Databricks, Series H, Acquisition Date: 8/31/21, Cost $18,583 (1)
(2)(3) 252,883 15,173
Nuro, Series D, Acquisition Date: 10/29/21, Cost $17,506 (1)(2)(3) 839,788 11,656
Total Information Technology 26,829

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
MATERIALS 0.2%
Chemicals 0.2%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $19,360 (1)(2)(3) 408,411 20,678
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $38,032 (1)(2)
(3) 921,478 28,722
Total Materials 49,400
Total Convertible Preferred Stocks (Cost $186,852) 118,255
SHORT-TERM INVESTMENTS 3.6%
Money Market Funds 3.6%
T. Rowe Price Treasury Reserve Fund, 4.83% (4)(5) 1,051,893,380 1,051,893
Total Short-Term Investments (Cost $1,051,893) 1,051,893
Total Investments in Securities 99.7%
(Cost $19,357,186) $ 28,865,752
Other Assets Less Liabilities 0.3% 81,229
Net Assets 100.0% $ 28,946,981
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$295,671 and represents 1.0% of net assets.
(4) Affiliated Companies
(5) Seven-day yield
ADR American Depositary Receipts

T. ROWE PRICE Mid-Cap Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Teleflex  $ 523 $ 8,983 $ 882
T. Rowe Price Treasury Reserve Fund, 4.83% — — 12,347
Totals $ 523# $ 8,983 $ 13,229+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
03/31/23
Teleflex  $ 648,264 $ — $ 287 $ 656,960
T. Rowe Price Treasury Reserve
Fund, 4.83% 1,068,456  ¤  ¤ 1,051,893
Total $ 1,708,853^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $13,229 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,393,684.

T. ROWE PRICE Mid-Cap Growth Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Mid-Cap Growth Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Mid-Cap Growth Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value

T. ROWE PRICE Mid-Cap Growth Fund

prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2023. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at March 31, 2023, totaled $6,644,000 for the period ended
March 31, 2023.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 27,518,188 $ — $ 177,416 $ 27,695,604
Convertible Preferred Stocks — — 118,255 118,255
Short-Term Investments 1,051,893 — — 1,051,893
Total $ 28,570,081 $ — $ 295,671 $ 28,865,752
($000s)
Beginning
Balance
12/31/22
Gain (Loss)
During
Period
Ending
Balance
3/31/23
Investment in Securities
Common Stocks $ 153,249 $ 24,167 $ 177,416
Convertible Preferred Stocks 135,778 (17,523) 118,255
Total $ 289,027 $ 6,644 $ 295,671

T. ROWE PRICE Mid-Cap Growth Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F64-054Q1 03/23